Expense Example {- Fidelity® Arizona Municipal Income Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-11 - Fidelity® Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund-Default
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689